Accounting Changes and Error Corrections (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gross written premiums	$ 3,938.4	$ 3,698.5		$ 3,442.4
Underwriting Income (Loss)	(30.0)	(87.0)		(140.6)
Net realized and unrealized foreign exchange gains	(40.0)	13.8	[1]	9.6	[1]
Income Tax Expense (Benefit)	(5.3)	(18.4)	[1]	(22.9)	[1]
Net (loss)	29.8	(56.4)	[1],[2]	(239.5)	[1],[2]
Premiums Receivable, Net	1,304.6	1,185.0	[3]
Reinsurance Payable	575.7	572.8	[3]
Income taxes payable	4.4	8.8	[3]
Deferred income tax liabilities, net	2.8	5.2	[3]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,774.8	2,887.2	[3]	2,628.0
Fixed income securities	(157.6)	108.5		164.9
Net income/(loss)	29.8	(56.4)	[4]	(239.5)	[4]
Deferred tax expense/(benefit)	(3.2)	(1.0)	[4]	24.7	[4]
Gains (Losses) On Investment And Foreign Exchange	13.0	(25.3)	[4]	27.9	[4]
Increase (Decrease) in Premiums Receivable	(142.9)	79.9		142.8
Increase (Decrease) in Income Taxes Payable	(7.6)	7.6	[4]	(1.2)	[4]
Net Cash Provided by (Used in) Operating Activities	524.7	(672.7)		(337.8)
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gross written premiums		3,703.6
Net realized and unrealized foreign exchange gains		12.4		11.8
Income Tax Expense (Benefit)		(8.6)
Net (loss)		(40.1)		(241.7)
Premiums Receivable, Net				1,279.8
Reinsurance Payable		567.5
Income taxes payable		3.7
Deferred income tax liabilities, net		0.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		1,514.6
Fixed income securities		102.3
Net income/(loss)		(40.1)
Deferred tax expense/(benefit)		(5.7)
Gains (Losses) On Investment And Foreign Exchange		(23.1)		28.1
Increase (Decrease) in Premiums Receivable		71.2		144.8
Increase (Decrease) in Income Taxes Payable		2.5
Net Cash Provided by (Used in) Operating Activities		(672.7)		(337.8)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gross written premiums		(5.1)
Net realized and unrealized foreign exchange gains		(1.4)		2.2
Income Tax Expense (Benefit)		(9.8)
Net (loss)		(16.3)		2.2
Premiums Receivable, Net		(94.8)
Reinsurance Payable		5.3
Income taxes payable		5.1
Deferred income tax liabilities, net		5.2
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		(12.2)
Fixed income securities		5.7
Retained earnings, corrected		(5.3)
Underwriting premiums receivable, corrected		(89.7)
Reinsurance premiums payable, corrected		(5.3)
Retained earnings, corrected		2.1
AOCI corrected		87.6
Tax liability, corrected		(10.3)
Retained earnings, corrected in relation to branch taxes		(16.0)
AOCI corrected in relation to branch taxes		5.7
Net income/(loss)		(16.3)
Deferred tax expense/(benefit)		4.7
Gains (Losses) On Investment And Foreign Exchange		(2.2)		(0.2)
Increase (Decrease) in Premiums Receivable		8.7		(2.0)
Increase (Decrease) in Income Taxes Payable		5.1
Net Cash Provided by (Used in) Operating Activities		0.0		0.0
Retained earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,382.5	1,397.2		1,502.4	[2]	$ 1,776.6	[2]
Retained earnings | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest						1,791.0
Retained earnings | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				(14.4)
Cumulative foreign currency translation adjustments:
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(156.0)	(177.4)	[2]	(165.5)	[2]	(140.5)	[2]
Changes for the period	$ 21.4	(11.9)	[2]	(25.0)	[2]
Cumulative foreign currency translation adjustments: | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				(80.2)		$ (55.4)
Changes for the period		(9.6)		(24.8)
Cumulative foreign currency translation adjustments: | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		(85.3)		(85.1)
Changes for the period		$ (2.3)		$ (0.2)

[1]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[2]	The opening balances for retained earnings, cumulative foreign currency translation, and the net loss and change for the year on foreign cumulative translation adjustments have been corrected to account for the corrections mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[3]	As at December 31, 2020, underwriting premiums receivables, retained earnings and accumulated other comprehensive income have been corrected to account for the correction of foreign exchange movements on underwriting premium receivable which should have been matched with an underwriting premium receivable payment. Income taxes payable and deferred tax liabilities have been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Underwriting premium receivables and reinsurance premiums payable have been corrected for immaterial adjustments. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[4]	Net loss, deferred tax expense/(benefit), net realized and unrealized exchange gains/(losses), income tax payable and underwriting premium receivable have been corrected to account for the correction mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. These corrections have had no impact on the overall cashflow from operating, investing, or financing activities.